GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Beginning balance, as of January 1	$ 1,378,418	$ 1,366,206
Acquisitions	120,757	9,176
Functional currency translation adjustments	4,077	3,036
Ending balance, as of December 31	1,503,252	1,378,418
Customer Engagement
Goodwill [Line Items]
Beginning balance, as of January 1	1,114,680	1,103,091
Acquisitions	35,034	9,176
Functional currency translation adjustments	3,309	2,413
Ending balance, as of December 31	1,153,023	1,114,680
Financial Crime and Compliance
Goodwill [Line Items]
Beginning balance, as of January 1	263,738	263,115
Acquisitions	85,723	0
Functional currency translation adjustments	768	623
Ending balance, as of December 31	$ 350,229	263,738
inContact
Goodwill [Line Items]
Adjusted goodwill		$ (5,304)